DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund

Supplement to the Statement of Additional Information dated February 28, 2007

DELAWARE GROUP EQUITY FUNDS I
Delaware Balanced Fund

Supplement to the Statement of Additional Information dated February 28, 2007

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
(formerly Delaware American Government Bond Fund)
Delaware Inflation Protected Bond Fund

Supplement to the Statement of Additional Information dated November 28, 2006

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

Supplement to the Statement of Additional Information dated November 28, 2006

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Delaware Limited-Term Government Fund

Supplement to the Statement of Additional Information dated April 30, 2007

DELAWARE POOLED TRUST
The Core Focus Fixed Income Portfolio
The Core Plus Fixed Income Portfolio
The Intermediate Fixed Income Portfolio

Supplement to the Statement of Additional Information dated February 28, 2007

DELAWARE VIP TRUST
Delaware VIP Balanced Series
Delaware VIP Capital Reserves Series
Delaware VIP Diversified Income Series

Supplement to the Statement of Additional Information dated April 30, 2007

(Each registrant listed above is a "Trust" and each series listed above is a "Fund")

The following paragraph is added to the end of the Section entitled "Futures," "Futures and Options on Futures," "Futures and Options on Futures Contracts," "Futures Contracts and Options Thereon" or "Options, Futures and Options on Futures," as applicable.

Lastly, it should be noted that the Trust (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operation. Accordingly, each Fund is not subject to registration or regulation as a CPO.

Please keep this Supplement for future reference.

This supplement is dated August 21, 2007.